Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Financial assets and liabilities

Note 18. Financial assets and liabilities

The table below presents the carrying amount of financial assets and liabilities by IFRS 9 accounting category:

	At December 31, 2023
		Financial
	Book value on	assets/liabilities
	the statement of	carried at fair	Financial assets	Liabilities
	financial	value through	carried at	carried at
(in thousands of euros)	position	profit or loss	amortized cost	amortized cost	Fair value
Financial assets
Long‑term deposit accounts	9,000	—	9,000	—	9,000
Long-term security deposits	8	—	8	—	8
Advance payment	1,047	—	1,047	—	1,047
Short‑term deposit accounts	70	—	70	—	70
Trade receivables	3,807	—	3,807	—	3,807
Other receivables	857	—	857	—	857
Cash and cash equivalents	26,918	—	26,918	—	26,918
Total assets	41,706	—	41,706	—	41,706
Financial liabilities
Long-term debt	32,181	—	—	32,181	29,701
Derivative instruments	10,265	10,265	—	—	10,265
Royalty certificates liabilities	6,327	—	—	6,327	9,617
Short‑term debt	5,308	—	—	5,308	5,308
Trade payables	37,679	—	—	37,679	37,679
Other miscellaneous payables	23	—	—	23	23
Total liabilities	91,784	10,265	—	81,518	92,594

	At December 31,2022
		Financial
	Book value on	assets/liabilities
	the statement of	carried at fair	Financial assets	Liabilities
	financial	value through	carried at	carried at
(in thousands of euros)	position	profit or loss	amortized cost	amortized cost	Fair value
Financial assets
Long-term accrued income	65	—	65	—	65
Long-term deposit accounts	700	—	700	—	700
Long-term security deposits	8	—	8	—	8
Advance payment	895	—	895	—	895
Current accrued income	117	—	117	—	117
Short-term deposit accounts	1,048	—	1,048	—	1,048
Other receivables	444	—	444	—	444
Cash and cash equivalents	86,736	—	86,736	—	86,736
Total assets	90,014	—	90,014	—	90,014
Financial liabilities
Long-term debt	28,663	—	—	28,663	28,663
Derivative instruments	9,876	9,876	—	—	9,876
Short-term debt	5,851	—	—	5,851	5,851
Trade payables	19,359	—	—	19,359	19,359
Other miscellaneous payables	12	—	—	12	12
Total liabilities	63,760	9,876	—	53,884	63,760

	At December 31,2021
		Financial
	Book value on	assets/liabilities
	the statement of	carried at fair value	Financial assets	Liabilities
	financial	through profit or	carried at	carried at
(in thousands of euros)	position	loss	amortized cost	amortized cost	Fair value
Financial assets
Long-term accrued income	92	—	92	—	92
Long-term deposit accounts	1,745	—	1,745	—	1,745
Long-term security deposits	8	—	8	—	8
Advance payment	689	—	689	—	689
Short-term deposit accounts	8,829	8,829	—	—	8,829
Trade receivables	4,000	—	4,000	—	4,000
Other receivables	1,055	—	1,055	—	1,055
Cash and cash equivalents	86,553	—	86,553	—	86,553
Total assets	102,972	8,829	94,143	—	102,972
Financial liabilities
Long-term debt	8,837	—	—	8,837	8,837
Short-term debt	1,282	—	—	1,282	1,282
Trade payables	14,602	—	—	14,602	14,602
Other miscellaneous payables	2,979	—	—	2,979	2,979
Total liabilities	27,701	—	—	27,701	27,701